RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 2,900	$ 949
Crown's subsidiary [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	474	12
Melco's Subsidiaries and Its Associated Company [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	1,403	369
Shun Tak Group [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	259	283
SJM [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	445	71
Sky Shuttle [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	151	159
STDM Group [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 168	$ 55